Share-Based Payment (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 $ / shares ₪ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Oct. 22, 2025 USD ($) $ / shares shares	Oct. 22, 2025 ₪ / shares	Jul. 21, 2024 USD ($) $ / shares shares	Jul. 21, 2024 ₪ / shares	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 29, 2024 ₪ / shares
Share-Based Payment [Line Items]
Vesting description of options	granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.	granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.
Granted options, percentage	25.00%	25.00%
Exercise price of options | $ / shares	$ 5.61	$ 5.61	$ 5.56	$ 5.55
Weighted average exercise price | $ / shares	$ 6.12		5.55	$ 5.62
Bottom of range [member]
Share-Based Payment [Line Items]
Exercise price range | (per share)		$ 16.53	4.57
Top of range [member]
Share-Based Payment [Line Items]
Exercise price range | (per share)		$ 29.68	$ 7.14
2011 Option Plan [Member]
Share-Based Payment [Line Items]
Option granted (in Shares)							15,081		27,468
Options granted (in Shares)					1,570,000
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Option granted (in Shares)							9,049		20,800
Exercise price of options | (per share)					$ 7.2	₪ 23.75	$ 6.06	₪ 22.01	$ 6.67	₪ 23.91
Fair value of the options (in Dollars) | $									$ 48
Fair value of options (in Dollars) | $					$ 3,249		$ 19
Options granted (in Shares)					1,312,000
US Appendix [Member]
Share-Based Payment [Line Items]
Option granted (in Shares)							6,032		6,668
Exercise price of options | $ / shares					$ 7.14		$ 6.07		$ 6.62
Fair value of options (in Dollars) | $					$ 653		$ 15		$ 18
Options granted (in Shares)					258,000
Chief Executive Officer [Member] | Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Options granted (in Shares)					400,000